Net interest income	12 Months Ended
Dec. 31, 2020
Net interest income [abstract]
Net interest income

20 Net interest income

Net interest income
	2020	2019	2018		2020	2019	2018
Interest income on loans	15,624	19,028	18,966	Interest expense on deposits from banks	177	361	362
Interest income on financial assets at fair value through OCI	512	615	554	Interest expense on customer deposits	1,331	2,934	2,607
Interest income on debt securities at amortised cost	508	673	780	Interest expense on debt securities in issue	1,732	2,350	2,254
Interest income on non-trading derivatives (hedge accounting)	3,392	4,319	4,497	Interest expense on subordinated loans	612	660	711
Negative interest on liabilities	678	422	453	Negative interest on assets	353	349	412
Total interest income using effective interest rate method	20,715	25,056	25,249	Interest expense on non-trading derivatives (hedge accounting)	3,198	4,615	4,826
				Total interest expense using effective interest rate method	7,402	11,268	11,171
Interest income on financial assets at fair value through profit or loss	658	1,897	1,795
Interest income on non-trading derivatives (no hedge accounting)	1,154	1,181	1,059	Interest expense on financial liabilities at fair value through profit or loss	514	1,695	1,578
Interest income other	32	30	25	Interest expense on non-trading derivatives (no hedge accounting)	1,029	1,311	1,387
Total other interest income	1,843	3,107	2,880	Interest expense on lease liabilities	18	25	n/a
Total interest income	22,559	28,163	28,129	Interest expense other	44	54	33
				Total other interest expense	1,605	3,084	2,997
				Total interest expense	9,007	14,353	14,169

				Net interest income	13,552	13,811	13,960

Total net interest income amounts to EUR 13,552 million (2019: EUR 13,811 million). The decrease is mainly caused by continued margin pressure on customer deposits on both savings and current accounts due to lower reinvestment yields. In addition, average liability volumes increased over the year whereas customer lending volumes decreased. Negative interest on liabilities in 2020, amounting to EUR 678 million (2019: EUR 422 million) includes interest income on ING’s participation in TLTRO III of EUR 164 million and TLTRO II of EUR 24 million (2019: TLTRO II EUR 57 million). Any conditional benefit from TLTRO III on net interest income has not been included yet.